Financial instruments and financial risks (Tables)	3 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
Schedule of movements in credit loss allowance

The movements in credit loss allowance are as follows:

Credit loss allowance
$
Balance as of December 31, 2025	5,689,538
Changes in credit risk	4,060,764
Written off	(234,711)
Balance as of March 31, 2026	1,394,063

Schedule of maturity profile of the group’s financial assets and liabilities

The table below summarizes the maturity profile of the Group and Group’s financial assets and liabilities at the reporting date based on contractual undiscounted repayment obligations:

	Less than 1 year	More than 1 years but less than 5 years	More than 5 years	Total
Group	$	$	$	$

Financial assets
Cash and cash equivalents	2,507,268	-	-	2,507,268
Other receivables	2,313,996	1,122,960	-	3,436,956
Trade receivables	1,394,063	-	-	1,394,063
Financial Assets As of March 31, 2026	6,215,327	1,122,960	-	7,338,287

Financial liabilities
Trade and other payables	6,944,854	1,329,365	-	8,274,219
Taxes payables	23,291	-	-	23,291
Financial Liabilities As of March 31, 2026	(6,968,145)	(1,329,365)	-	(8,297,510)

Net undiscounted financial assets as of As of March 31, 2026	(752,818)	(206,405)	-	(959,223)